Condensed Statement of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Common Stock Series A Convertible Preferred Stock	Common Stock Series B Convertible Preferred Stock	Common Stock IPO	Common Stock Private Placement	Common Stock	Additional Paid-in Capital Series A Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Additional Paid-in Capital IPO	Additional Paid-in Capital Private Placement	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	IPO	Private Placement	Total
Balance at Dec. 31, 2017										$ 775	$ (4,736)						$ (3,961)
Balance (in shares) at Dec. 31, 2017					5,458,450
Increase (Decrease) in Stockholders' Equity
Issuance of convertible preferred stock on extinguishment of convertible promissory notes										101							101
Issuance of common stock warrants in connection with the issuance of convertible promissory notes										242							242
Issuance of common stock warrants in connection with the issuance of convertible preferred stock							$ 228							$ 228
Exercise of options for common stock issued under Equity Incentive Plan										47							47
Exercise of options for common stock issued under Equity Incentive Plan (in shares)					55,081
Stock-based compensation expense										272							272
Net loss											(16,521)						(16,521)
Balance at Dec. 31, 2018										1,665	(21,257)						(19,592)
Balance (in shares) at Dec. 31, 2018					5,513,531
Increase (Decrease) in Stockholders' Equity
Issuance of common stock warrants in connection with the issuance of convertible preferred stock										80							80
Conversion of convertible preferred stock into common stock upon closing of the IPO		$ 1				$ 6,254	$ 32,052						$ 6,254	$ 32,053
Conversion of convertible preferred stock into common stock upon closing of the IPO (in shares)	3,093,898	4,444,773
Issuance of common stock								$ 34,582	$ 18,348						$ 34,582	$ 18,348
Issuance of common stock (in shares)			4,000,000	1,380,344
Exercise of options for common stock issued under Equity Incentive Plan										226							$ 226
Exercise of options for common stock issued under Equity Incentive Plan (in shares)					81,988												81,988
Exercise of warrants of common stock (in shares)					17,026
Stock-based compensation expense										6,171							$ 6,171
Net loss											(45,513)						(45,513)
Other comprehensive income (loss)												$ (2)					(2)
Balance at Dec. 31, 2019					$ 1					$ 99,378	$ (66,770)	$ (2)					$ 32,607
Balance (in shares) at Dec. 31, 2019					18,531,560